Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.4%
Curtiss-Wright Corp.	27,635	$ 3,277,511
Hexcel Corp. (A)	24,104	1,349,824
Mercury Systems, Inc. (A)	30,319	2,142,037
Moog, Inc., Class A	30,948	2,573,326
Teledyne Technologies, Inc. (A)	12,481	5,162,766

		14,505,464

Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (A)	31,682	3,906,391

Airlines - 0.3%
Allegiant Travel Co.	13,613	3,322,389

Auto Components - 0.9%
LCI Industries	31,931	4,223,833
Patrick Industries, Inc.	60,504	5,142,840

		9,366,673

Banks - 1.2%
Ameris Bancorp	25,412	1,334,384
First Bancorp	43,696	1,900,776
Signature Bank	16,926	3,826,968
Western Alliance Bancorp	57,138	5,396,113

		12,458,241

Beverages - 1.3%
Boston Beer Co., Inc., Class A (A)	9,608	11,589,938
Coca-Cola Consolidated, Inc.	6,822	1,970,057

		13,559,995

Biotechnology - 11.2%
ACADIA Pharmaceuticals, Inc. (A)	45,977	1,186,207
Acceleron Pharma, Inc. (A)	42,778	5,801,125
Agios Pharmaceuticals, Inc. (A)	37,203	1,921,163
Alector, Inc. (A) (B)	37,657	758,412
Alkermes PLC (A)	90,106	1,683,180
Allogene Therapeutics, Inc. (A)	36,753	1,297,381
Amicus Therapeutics, Inc. (A)	143,084	1,413,670
Apellis Pharmaceuticals, Inc. (A) (B)	29,501	1,265,888
Arcturus Therapeutics Holdings, Inc. (A) (B)	12,284	507,329
Biohaven Pharmaceutical Holding Co., Ltd. (A)	9,465	646,933
Blueprint Medicines Corp. (A)	34,915	3,394,785
CareDx, Inc. (A)	34,191	2,328,065
ChemoCentryx, Inc. (A)	30,247	1,549,856
CRISPR Therapeutics AG (A) (B)	23,403	2,851,656
Deciphera Pharmaceuticals, Inc. (A)	22,547	1,011,007
Denali Therapeutics, Inc. (A)	48,167	2,750,336
Emergent BioSolutions, Inc. (A)	55,495	5,156,040
Enanta Pharmaceuticals, Inc. (A)	8,908	439,343
Epizyme, Inc. (A)	11,324	98,632
Exact Sciences Corp. (A) (B)	28,618	3,771,280
Exelixis, Inc. (A)	77,652	1,754,159
Fate Therapeutics, Inc. (A)	38,838	3,202,193
FibroGen, Inc. (A)	40,445	1,403,846
Generation Bio Co. (A)	32,049	912,114
Global Blood Therapeutics, Inc. (A)	42,257	1,721,973
Halozyme Therapeutics, Inc. (A) (B)	108,204	4,511,025
IGM Biosciences, Inc. (A) (B)	13,760	1,055,254
Insmed, Inc. (A)	89,801	3,058,622
Intellia Therapeutics, Inc. (A) (B)	32,282	2,590,792

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Invitae Corp. (A) (B)	97,948	$ 3,742,593
Ionis Pharmaceuticals, Inc. (A)	16,537	743,503
Iovance Biotherapeutics, Inc. (A)	69,586	2,203,093
Karuna Therapeutics, Inc. (A)	9,884	1,188,353
Karyopharm Therapeutics, Inc. (A) (B)	33,157	348,812
Kodiak Sciences, Inc. (A) (B)	40,196	4,557,824
Madrigal Pharmaceuticals, Inc. (A)	6,234	729,191
Mersana Therapeutics, Inc. (A)	26,027	421,117
Mirati Therapeutics, Inc. (A)	20,477	3,507,710
Neurocrine Biosciences, Inc. (A)	18,676	1,816,241
Novavax, Inc. (A)	33,673	6,105,252
Prothena Corp. PLC (A)	24,574	617,299
PTC Therapeutics, Inc. (A)	46,479	2,200,781
Replimune Group, Inc. (A)	14,776	450,816
Rocket Pharmaceuticals, Inc. (A) (B)	27,417	1,216,492
Sage Therapeutics, Inc. (A)	20,696	1,549,096
Sarepta Therapeutics, Inc. (A)	9,116	679,415
Scholar Rock Holding Corp. (A)	23,075	1,168,979
Seagen, Inc. (A)	12,767	1,772,826
TG Therapeutics, Inc. (A) (B)	34,440	1,660,008
Turning Point Therapeutics, Inc. (A)	29,789	2,817,741
Twist Bioscience Corp. (A)	18,108	2,242,857
Ultragenyx Pharmaceutical, Inc. (A)	58,379	6,647,033
uniQure NV (A)	34,310	1,155,904
Xencor, Inc. (A)	45,777	1,971,158
Zymeworks, Inc. (A) (B)	22,999	726,308

		112,282,668

Building Products - 1.9%
AAON, Inc.	33,950	2,376,840
Builders FirstSource, Inc. (A)	79,211	3,673,014
CSW Industrials, Inc.	9,036	1,219,860
Gibraltar Industries, Inc. (A)	45,303	4,145,678
Trex Co., Inc. (A)	30,856	2,824,558
UFP Industries, Inc.	58,841	4,462,501

		18,702,451

Capital Markets - 1.0%
Cboe Global Markets, Inc.	16,466	1,625,029
FactSet Research Systems, Inc.	4,876	1,504,685
LPL Financial Holdings, Inc.	14,174	2,014,976
MarketAxess Holdings, Inc.	9,729	4,844,264

		9,988,954

Chemicals - 2.4%
Chase Corp.	24,618	2,865,289
Element Solutions, Inc.	109,388	2,000,706
HB Fuller Co.	19,679	1,238,006
Ingevity Corp. (A)	39,660	2,995,520
Innospec, Inc.	34,301	3,522,370
NewMarket Corp.	2,759	1,048,861
Quaker Chemical Corp. (B)	18,197	4,435,883
Scotts Miracle-Gro Co.	16,508	4,043,965
Stepan Co.	14,431	1,834,324

		23,984,924

Commercial Services & Supplies - 2.1%
Casella Waste Systems, Inc., Class A (A)	119,321	7,585,236
IAA, Inc. (A)	103,256	5,693,536
MSA Safety, Inc.	25,550	3,833,011
UniFirst Corp.	17,739	3,968,392
US Ecology, Inc. (A)	5,033	209,574

		21,289,749

Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 0.5%
Lumentum Holdings, Inc. (A)	14,425	$ 1,317,724
Ubiquiti, Inc. (B)	11,816	3,524,713

		4,842,437

Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	42,625	3,187,071
EMCOR Group, Inc.	43,113	4,835,554

		8,022,625

Construction Materials - 0.4%
Eagle Materials, Inc.	30,205	4,059,854

Consumer Finance - 0.5%
Green Dot Corp., Class A (A)	21,581	988,194
PROG Holdings, Inc.	27,950	1,209,955
SLM Corp.	134,840	2,423,075

		4,621,224

Containers & Packaging - 0.3%
Berry Global Group, Inc. (A)	43,422	2,666,111

Distributors - 0.6%
Pool Corp.	17,522	6,049,295

Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (A)	22,485	3,855,053
frontdoor, Inc. (A)	47,300	2,542,375
Service Corp. International	10,609	541,590
Terminix Global Holdings, Inc. (A)	92,703	4,419,152

		11,358,170

Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.	32,483	2,233,531
Iridium Communications, Inc. (A)	52,307	2,157,664

		4,391,195

Electrical Equipment - 1.0%
Array Technologies, Inc. (A)	64,881	1,934,751
Atkore, Inc. (A)	54,372	3,909,347
Shoals Technologies Group, Inc., Class A (A)	115,402	4,013,682

		9,857,780

Electronic Equipment, Instruments & Components - 3.0%
Cognex Corp.	45,023	3,736,459
ePlus, Inc. (A)	8,951	891,878
Fabrinet (A)	30,980	2,800,282
Littelfuse, Inc.	24,197	6,398,655
Novanta, Inc. (A)	53,042	6,995,709
OSI Systems, Inc. (A)	30,549	2,935,759
Zebra Technologies Corp., Class A (A)	12,539	6,083,672

		29,842,414

Energy Equipment & Services - 0.2%
Cactus, Inc., Class A	53,726	1,645,090

Entertainment - 1.0%
Cinemark Holdings, Inc. (A) (B)	93,054	1,899,232
Madison Square Garden Entertainment Corp. (A)	35,664	2,917,315
Zynga, Inc., Class A (A)	488,880	4,991,465

		9,808,012

Equity Real Estate Investment Trusts - 2.4%
Equity Lifestyle Properties, Inc.	42,986	2,735,629

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
First Industrial Realty Trust, Inc.	88,090	$ 4,033,641
Innovative Industrial Properties, Inc. (B)	8,826	1,590,092
Park Hotels & Resorts, Inc. (A)	181,225	3,910,835
PS Business Parks, Inc.	14,171	2,190,553
Ryman Hospitality Properties, Inc.	44,512	3,450,125
Sunstone Hotel Investors, Inc. (A)	75,984	946,761
Terreno Realty Corp.	85,976	4,966,834
Universal Health Realty Income Trust	4,114	278,847

		24,103,317

Food & Staples Retailing - 1.7%
Casey’s General Stores, Inc.	41,003	8,864,438
Performance Food Group Co. (A)	135,244	7,791,407

		16,655,845

Food Products - 0.8%
Hain Celestial Group, Inc. (A)	68,594	2,990,698
J & J Snack Foods Corp.	23,679	3,718,313
John B Sanfilippo & Son, Inc.	18,548	1,676,183

		8,385,194

Health Care Equipment & Supplies - 4.6%
AtriCure, Inc. (A)	29,726	1,947,648
Cantel Medical Corp. (A)	36,947	2,949,848
Globus Medical, Inc., Class A (A)	61,227	3,775,869
Haemonetics Corp. (A)	38,338	4,255,901
ICU Medical, Inc. (A)	24,781	5,091,009
iRhythm Technologies, Inc. (A)	21,550	2,992,433
Lantheus Holdings, Inc. (A)	12,693	271,249
Merit Medical Systems, Inc. (A)	59,999	3,592,740
Nevro Corp. (A)	23,124	3,225,798
NuVasive, Inc. (A)	42,698	2,799,281
Penumbra, Inc. (A)	14,594	3,948,845
Quidel Corp. (A)	10,257	1,312,178
Shockwave Medical, Inc. (A)	17,500	2,279,550
Tandem Diabetes Care, Inc. (A)	55,485	4,896,551
West Pharmaceutical Services, Inc.	10,001	2,818,082

		46,156,982

Health Care Providers & Services - 4.2%
Addus HomeCare Corp. (A)	29,707	3,107,055
Amedisys, Inc. (A)	28,023	7,420,210
AMN Healthcare Services, Inc. (A)	61,076	4,501,301
Chemed Corp.	6,683	3,072,977
CorVel Corp. (A)	25,645	2,630,921
Ensign Group, Inc.	86,988	8,162,954
ModivCare, Inc. (A)	13,711	2,030,873
Molina Healthcare, Inc. (A)	21,422	5,007,607
Pennant Group, Inc. (A)	61,136	2,800,029
Surgery Partners, Inc. (A) (B)	31,155	1,378,920
US Physical Therapy, Inc.	25,364	2,640,393

		42,753,240

Health Care Technology - 1.2%
Certara, Inc. (A)	37,756	1,030,739
Inspire Medical Systems, Inc. (A)	17,102	3,539,943
Omnicell, Inc. (A)	49,864	6,475,837
Phreesia, Inc. (A)	15,457	805,310

		11,851,829

Hotels, Restaurants & Leisure - 6.4%
Bloomin’ Brands, Inc. (A)	113,945	3,082,212
Boyd Gaming Corp. (A)	89,099	5,253,277
Brinker International, Inc. (A)	37,878	2,691,611
Choice Hotels International, Inc.	43,634	4,681,492

Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.	41,651	$ 9,472,270
Dine Brands Global, Inc. (A)	16,129	1,452,094
Domino’s Pizza, Inc.	1,836	675,262
Hilton Grand Vacations, Inc. (A)	73,516	2,756,115
Papa John’s International, Inc.	39,029	3,459,531
Penn National Gaming, Inc. (A) (B)	32,334	3,389,897
Planet Fitness, Inc., Class A (A)	57,758	4,464,693
SeaWorld Entertainment, Inc. (A)	34,047	1,691,115
Six Flags Entertainment Corp. (A)	75,785	3,521,729
Texas Roadhouse, Inc.	69,313	6,649,889
Travel & Leisure Co.	48,456	2,963,569
Vail Resorts, Inc.	13,504	3,938,577
Wendy’s Co.	222,136	4,500,475

		64,643,808

Household Durables - 2.8%
Cavco Industries, Inc. (A)	8,844	1,995,295
Helen of Troy, Ltd. (A)	33,960	7,154,014
Installed Building Products, Inc.	11,726	1,300,179
LGI Homes, Inc. (A)	28,210	4,212,035
Tempur Sealy International, Inc.	159,699	5,838,595
TopBuild Corp. (A)	37,321	7,816,137

		28,316,255

Independent Power & Renewable Electricity Producers - 0.5%
Clearway Energy, Inc., Class C (B)	87,299	2,456,594
Ormat Technologies, Inc. (B)	35,221	2,765,905

		5,222,499

Insurance - 1.6%
eHealth, Inc. (A)	15,288	1,111,896
Kemper Corp.	70,500	5,620,260
Palomar Holdings, Inc. (A)	18,952	1,270,542
Primerica, Inc.	54,086	7,994,993

		15,997,691

Internet & Direct Marketing Retail - 0.3%
RealReal, Inc. (A)	6,823	154,405
Stamps.com, Inc. (A)	15,263	3,045,121

		3,199,526

IT Services - 2.2%
Broadridge Financial Solutions, Inc.	9,391	1,437,762
Euronet Worldwide, Inc. (A)	56,006	7,745,630
ExlService Holdings, Inc. (A)	37,810	3,408,950
Gartner, Inc. (A)	3,217	587,263
MAXIMUS, Inc.	36,357	3,237,227
Repay Holdings Corp. (A)	58,962	1,384,428
WEX, Inc. (A)	21,684	4,536,726

		22,337,986

Leisure Products - 0.5%
Brunswick Corp.	57,271	5,461,935

Life Sciences Tools & Services - 3.5%
Adaptive Biotechnologies Corp. (A)	12,500	503,250
Bruker Corp.	21,407	1,376,042
Charles River Laboratories International, Inc. (A)	16,095	4,664,814
Medpace Holdings, Inc. (A)	54,669	8,968,450
NeoGenomics, Inc. (A) (B)	111,937	5,398,722
PRA Health Sciences, Inc. (A)	28,474	4,365,918
Quanterix Corp. (A)	13,522	790,631
Repligen Corp. (A)	44,898	8,728,620

		34,796,447

	Shares	Value
COMMON STOCKS (continued)
Machinery - 3.6%
Albany International Corp., Class A	45,707	$ 3,815,163
Douglas Dynamics, Inc.	58,122	2,682,330
Graco, Inc.	48,627	3,482,666
Hydrofarm Holdings Group, Inc. (A)	6,295	379,714
John Bean Technologies Corp.	36,603	4,880,644
Kadant, Inc.	17,016	3,148,130
Lincoln Electric Holdings, Inc.	18,504	2,274,882
Lydall, Inc. (A)	39,728	1,340,423
RBC Bearings, Inc. (A)	16,999	3,344,893
SPX Corp. (A)	44,602	2,598,959
Toro Co.	40,396	4,166,443
Woodward, Inc.	32,033	3,864,141

		35,978,388

Media - 1.1%
Cable One, Inc.	3,776	6,903,888
Nexstar Media Group, Inc., Class A	14,821	2,081,313
TechTarget, Inc. (A)	29,343	2,037,871

		11,023,072

Metals & Mining - 0.4%
Alcoa Corp. (A)	125,935	4,091,628

Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	196,015	3,508,668
Marathon Oil Corp.	229,229	2,448,166
Matador Resources Co.	54,979	1,289,257
PDC Energy, Inc. (A)	103,214	3,550,562
Renewable Energy Group, Inc. (A)	42,516	2,807,757
Targa Resources Corp.	62,352	1,979,676
Texas Pacific Land Corp. (B)	6,140	9,759,100

		25,343,186

Pharmaceuticals - 1.6%
Arvinas, Inc. (A)	21,982	1,453,010
Axsome Therapeutics, Inc. (A) (B)	16,003	906,090
Catalent, Inc. (A)	47,920	5,046,455
Horizon Therapeutics PLC (A)	42,918	3,950,173
Nektar Therapeutics (A) (B)	28,687	573,740
Pacira BioSciences, Inc. (A)	22,263	1,560,414
Reata Pharmaceuticals, Inc., Class A (A) (B)	11,065	1,103,180
Supernus Pharmaceuticals, Inc. (A)	41,861	1,095,921

		15,688,983

Professional Services - 2.9%
ASGN, Inc. (A)	53,376	5,094,205
Booz Allen Hamilton Holding Corp.	68,807	5,541,028
CACI International, Inc., Class A (A)	26,071	6,430,673
Exponent, Inc.	74,129	7,223,871
Insperity, Inc.	37,793	3,164,786
Science Applications International Corp.	18,044	1,508,298
Upwork, Inc. (A)	10,942	489,873

		29,452,734

Road & Rail - 1.1%
Landstar System, Inc.	23,505	3,879,735
Saia, Inc. (A)	31,112	7,173,805

		11,053,540

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Energy Industries, Inc.	42,886	4,681,865
Cirrus Logic, Inc. (A)	48,474	4,110,111
CMC Materials, Inc.	28,205	4,986,362
Diodes, Inc. (A)	36,054	2,878,551

Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc.	77,281	$ 8,640,016
FormFactor, Inc. (A)	100,613	4,538,652
Inphi Corp. (A)	22,747	4,058,292
Lattice Semiconductor Corp. (A)	88,330	3,976,617
MaxLinear, Inc. (A)	62,316	2,123,729
MKS Instruments, Inc.	34,862	6,464,112
Monolithic Power Systems, Inc.	12,981	4,585,019
Onto Innovation, Inc. (A)	23,945	1,573,426
Power Integrations, Inc.	66,275	5,400,087
SiTime Corp. (A)	8,630	850,918

		58,867,757

Software - 8.8%
ACI Worldwide, Inc. (A)	116,838	4,445,686
Alarm.com Holdings, Inc. (A)	19,979	1,725,786
Aspen Technology, Inc. (A)	31,971	4,614,374
Blackbaud, Inc. (A)	46,147	3,280,129
Blackline, Inc. (A)	17,871	1,937,216
CommVault Systems, Inc. (A)	43,305	2,793,172
Descartes Systems Group, Inc. (A)	55,120	3,357,359
Digital Turbine, Inc. (A)	58,127	4,671,086
Envestnet, Inc. (A)	63,075	4,555,907
Fair Isaac Corp. (A)	14,342	6,970,929
Five9, Inc. (A)	46,897	7,331,408
Fortinet, Inc. (A)	8,479	1,563,697
j2 Global, Inc. (A)	19,523	2,340,027
Manhattan Associates, Inc. (A)	52,081	6,113,268
Nuance Communications, Inc. (A)	76,405	3,334,314
Paylocity Holding Corp. (A)	15,269	2,745,824
Pegasystems, Inc.	21,237	2,428,239
Proofpoint, Inc. (A) (B)	23,866	3,002,104
PTC, Inc. (A)	13,281	1,828,130
Qualys, Inc. (A)	41,179	4,314,736
Sapiens International Corp. NV	80,411	2,556,266
SPS Commerce, Inc. (A)	47,134	4,680,878
SS&C Technologies Holdings, Inc.	42,890	2,996,724
Tyler Technologies, Inc. (A)	9,693	4,114,969
Workiva, Inc. (A)	13,612	1,201,395

		88,903,623

Specialty Retail - 2.3%
Abercrombie & Fitch Co., Class A (A)	40,600	1,392,986
Asbury Automotive Group, Inc. (A)	23,890	4,694,385
Burlington Stores, Inc. (A)	12,192	3,642,970
Floor & Decor Holdings, Inc., Class A (A)	24,218	2,312,335
Murphy USA, Inc.	9,604	1,388,354
RH (A)	17,139	10,225,127

		23,656,157

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (A)	47,058	1,785,851

Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (A)	49,898	4,014,294
Deckers Outdoor Corp. (A)	21,437	7,083,214
Steven Madden, Ltd.	14,143	526,968

		11,624,476

Trading Companies & Distributors - 1.0%
McGrath RentCorp	30,197	2,435,388
SiteOne Landscape Supply, Inc. (A)	26,734	4,564,563
Watsco, Inc.	11,578	3,018,964

		10,018,915

	Shares	Value
COMMON STOCKS (continued)
Water Utilities - 0.3%
Middlesex Water Co.	34,370	$ 2,715,917

Total Common Stocks (Cost $709,478,281)		1,000,618,887

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	6,814,265	6,814,265

Total Other Investment Company (Cost $6,814,265)		6,814,265

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2021, to be repurchased at $5,621,991 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $5,734,481.	$ 5,621,991	5,621,991

Total Repurchase Agreement (Cost $5,621,991)		5,621,991

Total Investments (Cost $721,914,537)		1,013,055,143
Net Other Assets (Liabilities) - (0.8)%		(8,350,411)

Net Assets - 100.0%		$ 1,004,704,732

Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,000,618,887	$—	$—	$1,000,618,887
Other Investment Company	6,814,265	—	—	6,814,265
Repurchase Agreement	—	5,621,991	—	5,621,991

Total Investments	$1,007,433,152	$5,621,991	$—	$1,013,055,143

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $49,903,536, collateralized by cash collateral of $6,814,265 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $44,171,845. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

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Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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